Other Payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Note 14 - Other Payables
Note 14 – Other Payables

As of December 31
2024	2023
$ millions	$ millions

Employees	353	309
Current tax liabilities	215	170
Accrued expenses	88	91
Governmental (mainly in respect of royalties)	105	88
Income received in advance	21	17
Derivative instruments	13	7
Others	84	101
	879	783

(1)	Including post-employment liabilities in the amount of $19 million and $22 million as of December 31, 2024 and 2023, respectively. See Note 16.